NATURE OF OPERATIONS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Right of Use Assets Depreciation (Details)	12 Months Ended
Mar. 31, 2024
Top of range | Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	25 years
Top of range | Aircraft engines
Disclosure of detailed information about property, plant and equipment [line items]
Utilization rate, right of use assets	3500 hours
Buildings and land | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	50 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Residual value rate, right of use assets (in percent)	10.00%
Simulators | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	25 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	7 years
Aircraft | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Residual value rate, right of use assets (in percent)	15.00%